Other Results	12 Months Ended
Dec. 31, 2023
Disclosure Of Other Results [Line Items]
Other results
11.
Other results

Other results consist of the following categories:

	2023	2022	2021
Interest Income from Financial Instruments (i)	49,588	18,114	2,556
Fair value gains / (losses) of financial assets at FVPL (i)	78,640	(36)	(16)
Finance income	128,228	18,078	2,540

	2023	2022	2021
Finance expense related to derivative financial instruments (ii)	(28,013)	(18,763)	—
Other finance expenses (iii)	(88,243)	(5,728)	(402)
Interest charges for lease liabilities (iv)	(578)	(177)	(142)
Finance costs	(116,834)	(24,668)	(544)
Inflation adjustment (v)	(12,537)	(1,037)	(334)
Total	(1,143)	(7,627)	1,662

(i)
Includes financial income and gains resulting from the remeasurement of short-term liquid financial instruments and financial assets measured at fair value through profit and loss. For further detail refer to Note 15: Financial assets at fair value through profit or loss.
(ii)
Represents the rate implicit in derivative financial instruments not designated as hedging instruments that the Group entered into during the year ended December 31, 2023. The Group elected to separate the spot element from the forward element of the derivative foreign exchange instruments and designated as hedging instrument the changes in the fair value of the spot element. Changes in the fair value of the hedging portion of the derivative contract are recognized within Costs of Services while changes in the fair value of the non-designated portion; i.e. the forward element, are presented within Finance Costs. For further information refer to Note 24 Derivative financial instruments.
(iii)
Includes interest charges for borrowings, foreign exchange losses and other interests. In 2023, includes foreign exchange losses of USD 82,620 which was mainly generated by an intra-group loan denominated in US Dollar between subsidiaries located in Argentina and Malta. For further information refer to Note 28 (a) Related Party Transactions.
(iv)
Finance costs associated with lease liabilities resulting from the application of IFRS 16 Leases. For further information refer to Note 19: Leases.
(v)
As required by IAS 29, the financial statements of the Group’s Argentina subsidiary was restated to reflect the purchasing power of the hyperinflationary currency. Therefore, a loss on net monetary position was recognized during the year ended December 31, 2023.